Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

Gross carrying value	June 30, 2023	December 31, 2022
Brands	$167,690	$165,283
Software development costs	839,124	787,492
Customer relationships	1,530,824	1,505,839
Computer software	42,630	38,857
Total	2,580,268	2,497,471

Accumulated amortization
Brands	92,459	83,317
Software development costs	526,555	472,791
Customer relationships	687,619	624,756
Computer software	29,860	25,149
Total	1,336,493	1,206,013
Intangible assets, net	$1,243,775	$1,291,458